TAXATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income tax expense:
Current tax expense (income)	$ 9,931	$ 4,096	$ 2,625
Amortization of tax benefit arising on intra-group transfers of long term assets	(7,257)	(6,687)	0
Total income tax (gain) expense	2,765	(1,705)	1,427
Deferred tax assets, noncurrent	531	622
United Kingdom tax authority
Components of income tax expense:
Current tax expense (income)	2,101	2,733	1,030
Deferred tax expense (income)	91	886	(1,198)
Statutory tax rate	24.00%
Deferred tax assets, noncurrent	531	600
Indonesia Tax Authority
Components of income tax expense:
Current tax expense (income)	6,828	0	0
Brazil Tax authority
Components of income tax expense:
Current tax expense (income)	1,002	1,363	1,595
Internal Revenue Service (IRS)
Components of income tax expense:
Minimum resident ownership percentage required for income tax exemption	50.00%
Foreign country
Components of income tax expense:
Current tax expense (income)	0
Deferred income tax assets:
Deferred tax assets, net	$ 531	$ 622